UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1 – Schedule of Investments.

Clough Global Opportunities Fund

STATEMENT OF INVESTMENTS

December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 87.77%
Consumer/Retail 4.93%
Anta Sports Products, Ltd.	1,872,100	$852,689
ASKUL Corp.	97,600	2,057,514
Belle International Holdings, Ltd.	2,561,000	1,123,506
China Dongxiang Group Co.	3,810,000	924,208
China Mengniu Dairy Co., Ltd.	823,000	1,070,403
Ctrip.com International, Ltd. - ADR	59,138	1,407,484
eBay, Inc.(a)	175,000	2,443,000
GOME Electrical Appliances Holdings, Ltd. (b)	8,163,400	1,179,713
Home Inns & Hotels Management, Inc. - ADR(a)	34,400	295,152
Jardine Matheson Holdings, Ltd.	159,126	2,943,831
Jardine Strategic Holdings, Ltd.	128,086	1,332,094
Kraft Foods, Inc.	146,100	3,922,785
Li Ning Co., Ltd.	324,000	505,845
Little Sheep Group, Ltd.(a) (c)	257,000	68,311
Parkson Retail Group, Ltd.	1,910,000	2,168,718
Ports Design, Ltd.	1,806,500	2,191,053
Pou Sheng International Holdings, Ltd.(a) (c)	3,604,000	385,967
Regal Hotels International Holdings, Ltd.	1,825,760	506,488
Shanghai Industrial Holdings, Ltd.	258,800	591,051
Swire Pacific, Ltd.	291,000	2,003,155
Takashimaya Co., Ltd.	171,000	1,271,418
		29,244,385
Energy 8.54%
Coal 0.98%
Arch Coal, Inc.	80,721	1,314,945
CONSOL Energy, Inc.	96,300	2,752,254
Massey Energy Co.	34,500	475,755
Peabody Energy Corp.	56,475	1,284,806
		5,827,760
Exploration & Production 4.83%
Anadarko Petroleum Corp.	96,900	3,735,495
Chesapeake Energy Corp.	24,100	389,697
Devon Energy Corp.	32,876	2,160,282
InterOil Corp.(a)	140,450	1,931,188
Noble Energy, Inc.	136,704	6,728,570
OAO Gazprom - ADR	105,860	1,508,505
Occidental Petroleum Corp.	29,300	1,757,707
PetroHawk Energy Corp.(a)	193,112	3,018,341
Petroleo Brasileiro S.A. - ADR	47,500	1,163,275
Pioneer Natural Resources Co.	35,100	567,918
Range Resources Corp.	122,000	4,195,580
SandRidge Energy, Inc.(a)	20,000	123,000
Southwestern Energy Co.(a)	48,000	1,390,560
		28,670,118
Oil Services & Drillers 2.69%
Diamond Offshore Drilling, Inc.	78,353	4,618,126
Hercules Offshore, Inc.(a)	52,157	247,746
Noble Corp.	40,000	882,400
Seadrill, Ltd.	155,400	1,222,853
Suncor Energy, Inc.	30,700	598,650
Transocean, Inc.(a)	159,736	7,547,525
Weatherford International, Ltd.(a)	35,906	388,503
Willbros Group, Inc.(a)	51,699	437,891
		15,943,694
Tankers 0.04%
Golar LNG, Ltd.	32,000	216,320

TOTAL ENERGY		50,657,892

Finance 11.44%
Banks 8.46%
Banco Bradesco S.A. - ADR	321,572	3,173,916
Banco Itau Holding Financeira S.A. - ADR	488,674	5,668,618
Bank Mandiri Persero Tbk PT	17,759,000	3,299,264
Bank of America Corp.	494,175	6,957,984
BlackRock Kelso Capital Corp.	651,400	6,422,804
Charles Schwab Corp.	16,537	267,403
Daishin Securities Co., Ltd. - GDR	329,600	842,622
Goldman Sachs Group, Inc.	32,900	2,776,431
Indochina Capital Vietnam Holdings, Ltd.(a)	700,000	1,732,500
Kookmin Bank - ADR(a)	51,300	1,344,060

Malayan Banking BHD	248,850	366,802
Morgan Stanley	302,300	4,848,892
Nomura Holdings, Inc. - ADR	89,844	750,197
PennantPark Investment Corp.	631,590	2,280,040
Public Bank BHD	1,530,000	3,913,440
Standard Chartered PLC	84,500	1,004,161
Unibanco - Uniao de Bancos Brasileiros - GDR	69,900	4,516,938
		50,166,072
Non-Bank 2.98%
Apollo Investment Corp.	1,231,800	11,468,058
Ares Capital Corp.	378,227	2,394,177
CME Group, Inc.	13,900	2,892,729
Hong Kong Exchanges and Clearing, Ltd.	67,500	641,016
Maiden Holdings, Ltd.(c)	100,900	315,817
		17,711,797
TOTAL FINANCE		67,877,869

Gold/Metals 2.63%
Agnico-Eagle Mines, Ltd.	118,800	6,098,004
Anglo American PLC - ADR	84,410	980,844
Freeport-McMoRan Copper & Gold, Inc.	126,100	3,081,884
Goldcorp, Inc.	172,325	5,433,407
		15,594,139
Health Care 2.00%
BioSphere Medical, Inc.(a)	109,500	211,335
Molecular Insight Pharmaceuticals, Inc.(a)	334,900	1,440,070
Pfizer, Inc.	577,900	10,234,609
		11,886,014
Industrial 6.50%
Aegean Marine Petroleum Network, Inc.	201,800	3,422,528
Bakrie Sumatera Plantations Tbk PT	6,981,600	166,534
Chicago Bridge & Iron Co.	490,292	4,927,435
China South Locomotive and Rolling Stock Corp.(a)(c)	5,905,500	3,207,938
Crown Holdings, Inc.(a)	188,100	3,611,520
Foster Wheeler, Ltd.(a)	396,000	9,258,480
Jacobs Engineering Group, Inc.(a)	95,700	4,603,170
McDermott International, Inc.(a)	349,400	3,452,072
PT Astra International Tbk	4,515,700	4,370,700
Sinopec Shanghai Petrochemical Co., Ltd.	3,734,000	958,770
Weichai Power Co., Ltd.	316,000	595,288
		38,574,435
Insurance 12.13%
ACE, Ltd.	30,000	1,587,600
The Allstate Corp.	350,738	11,490,177
Aon Corp.	71,500	3,266,120
Arch Capital Group, Ltd.(a)	21,400	1,500,140
Everest Re Group, Ltd.	38,700	2,946,618
Fidelity National Financial, Inc.	1,037,200	18,410,301
Metlife, Inc.	119,658	4,171,278
Montpelier Re Holdings, Ltd.	646,000	10,846,340
PartnerRe, Ltd.	43,200	3,078,864
RenaissanceRe Holdings, Ltd.	58,900	3,036,884
The Travelers Cos, Inc.	257,000	11,616,400
		71,950,722
Media 0.83%
Kyocera Corp.	15,700	1,104,975
Nippon Television Network Corp.	36,400	3,794,594
		4,899,569
Metals & Mining 0.55%
Cameco Corp.	167,300	2,885,925
Denison Mines Corp.(a)	140,100	165,691
First Uranium Corp.(a)	32,000	47,436
Uex Corp.(a)	12,700	6,790
Uranium One, Inc.(a)	56,000	81,199
Ur-Energy, Inc.(a)	108,600	60,700
		3,247,741
Real Estate 4.92%
Bakrieland Development Tbk PT(a)	38,700,000	255,633
Cheung Kong Holdings, Ltd.	346,900	3,280,918
Great Eagle Holdings, Ltd.	1,595,517	1,772,522
Hang Lung Group, Ltd.	166,000	502,271
Hang Lung Properties, Ltd.	516,000	1,121,189
Henderson Land Development Co., Ltd.	1,328,000	4,917,757
Hopewell Holdings, Ltd.	464,000	1,526,670
Hysan Development Co., Ltd.	1,699,015	2,744,661
Italian-Thai Development PLC	9,882,000	636,449
Kerry Properties, Ltd.	562,525	1,498,818
Sino Land Co.	1,520,973	1,573,921

SP Setia BHD	206,500	185,014
Sun Hung Kai Properties, Ltd.	726,000	6,051,405
Wharf Holdings, Ltd.	940,875	2,579,752
YNH Property BHD	1,622,746	529,972
		29,176,952
Real Estate Investment Trusts (REITS) 7.30%
Annaly Capital Management, Inc.	1,232,000	19,551,841
Anworth Mortgage Asset Corp.	545,569	3,508,009
Capstead Mortgage Corp.	143,700	1,547,649
Hatteras Financial Corp.(c)	233,300	6,205,780
Hatteras Financial Corp.	411,700	10,951,220
MFA Mortgage Investments, Inc.	261,000	1,537,290
Regal Real Estate Investment Trust	182,576	22,851
		43,324,640
Technology & Communications 17.18%
Applied Materials, Inc.	143,000	1,448,590
Cablevision Systems Corp.	80,600	1,357,304
Centron Telecom International Holdings, Ltd.	1,018,000	112,962
China Telecom Corp., Ltd.	3,206,000	1,195,497
Chunghwa Telecom Co., Ltd. - ADR	577,193	9,004,211
Cisco Systems, Inc.(a)	868,500	14,156,550
Comcast Corp.	397,800	6,424,470
EMC Corp.(a)	261,200	2,734,764
Honeywell International, Inc.	420,000	13,788,600
Intel Corp.	651,796	9,555,329
Microsoft Corp.	343,309	6,673,927
Nan Ya Printed Circuit Board Corp.	441,367	927,976
Net Servicos de Comunicacao S.A. - ADR	239,900	1,396,218
Nokia Corp. - ADR	420,744	6,563,606
Oracle Corp.(a)	565,500	10,026,315
Qualcomm, Inc.	230,300	8,251,649
Radvision, Ltd.(a)	518,700	2,795,793
Sohu.com, Inc.(a)	47,200	2,234,448
Yahoo! Inc(a)	267,900	3,268,380
		101,916,589
Transportation 1.62%
Babcock & Brown Air, Ltd. - ADR	263,300	1,782,541
Burlington Northern Santa Fe Corp.(a)	61,600	4,663,736
Seaspan Corp.	352,500	3,133,725
		9,580,002
Utilities 7.20%
AES Corp.(a)	364,700	3,005,128
DPL, Inc.	52,000	1,187,680
Dynegy, Inc. - Class A(a)	51,200	102,400
Enbridge, Inc.	19,300	618,476
Equitable Resources, Inc.	98,668	3,310,311
FirstEnergy Corp.	41,600	2,020,928
General Cable Corp.(a)	460,427	8,144,954
KBR, Inc.	446,685	6,789,612
National Fuel Gas Co.	29,645	928,778
Quanta Services, Inc.(a)	762,653	15,100,529
Williams Cos., Inc.	101,200	1,465,376
		42,674,172
TOTAL COMMON STOCKS (Cost $683,606,596)		520,605,121

EXCHANGE TRADED FUNDS 6.16%
iShares FTSE/Xinhua China 25 Index Fund	107,000	3,122,260
iShares MSCI Brazil	104,442	3,645,026
iShares MSCI Taiwan	207,719	1,576,587
Oil Service HOLDRs Trust	256,000	18,880,000
Semiconductor HOLDRs Trust	239,600	4,240,920
SPDR Gold Shares(a)	58,200	5,037,210

TOTAL EXCHANGE TRADED FUNDS (Cost $51,418,025)		36,502,003

	Principal
	Amount
PARTICIPATION NOTES 0.17%
Cathay Financial Holding Co., Ltd.(a)	$898,000	998,751

TOTAL PARTICIPATION NOTES (Cost $1,013,393)		998,751

Coupon Rate
CORPORATE BONDS 6.60%
ACE INA Holdings, Inc.
03/15/2018	5.800%	1,550,000	1,397,327

Allstate Life Global Funding Trusts
04/30/2013	5.375%	2,275,000	2,241,633
Anadarko Petroleum Corp.
09/15/2016	5.950%	1,574,000	1,392,395
Aon Corp.
12/14/2012	7.375%	875,000	864,994
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	2,900,000	2,789,061
Comcast Cable Communications LLC
06/15/2013	7.125%	2,845,000	2,797,584
Comcast Corp.
03/15/2016	5.900%	874,000	835,707
CSX Transportation, Inc.
10/15/2014	8.375%	1,400,000	1,455,205
Devon Financing Corp. ULC
09/30/2011	6.875%	2,400,000	2,423,477
Eaton Vance Corp.
10/02/2017	6.500%	2,325,000	2,063,468
Enbridge Energy Partners LP
03/01/2019	9.875%	1,550,000	1,562,420
Freeport-McMoRan Copper & Gold, Inc.
04/01/2015	8.250%	1,540,000	1,310,509
Hewlett-Packard Co.
03/01/2014	6.125%	1,400,000	1,489,846
Kraft Foods, Inc.
08/11/2017	6.500%	1,600,000	1,610,851
The Kroger Co.
02/01/2010	8.050%	1,825,000	1,855,379
Sara Lee Corp.
09/15/2011	6.250%	1,600,000	1,584,870
TEPPCO Partners LP
02/01/2013	6.125%	2,417,000	2,152,283
The Travelers Cos, Inc.
06/15/2012	5.375%	2,140,000	2,136,991
05/15/2018	5.800%	1,100,000	1,061,554
Union Pacific Corp.
01/31/2013	5.450%	2,100,000	2,038,741
Wal-Mart Stores, Inc.
02/15/2018	5.800%	960,000	1,064,191
XTO Energy, Inc.
12/15/2013	5.750%	3,095,000	3,007,587

TOTAL CORPORATE BONDS (Cost $38,252,592)			39,136,073

ASSET/MORTGAGE BACKED SECURITIES 4.45%
Ginnie Mae I pool
Series 2008-675488, 06/15/2038	5.500%	6,145,566	6,344,787
Series 2008-696604, 08/15/2038	5.500%	5,981,213	6,175,106
Ginnie Mae II pool
Series 2008-686743, 05/20/2038	5.500%	3,690,297	3,798,991
Series 2008-4183, 07/20/2038	6.000%	4,447,342	4,580,762
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(d)	20.403%	2,305,072	2,260,904
Series 2007-37, Class SB, 03/20/2037(d)	20.403%	2,072,327	1,961,134
Series 2007-37, Class SY, 06/16/2037(d)	20.662%	1,336,617	1,290,693

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $25,484,541)			26,412,377

GOVERNMENT & AGENCY OBLIGATIONS 12.65%
U.S. Government Obligations 12.65%
U.S. Treasury Bond
02/15/2014	4.000%	13,000,000	14,738,763
08/15/2016	4.875%	14,000,000	16,733,290
05/15/2017	4.500%	7,000,000	8,216,257
08/15/2017	4.750%	3,250,000	3,886,799
08/15/2018	4.000%	7,000,000	8,085,553
05/15/2038	4.500%	7,250,000	9,897,388
U.S. Treasury Note
05/31/2012	4.750%	8,000,000	8,956,880
07/31/2012	4.625%	4,000,000	4,485,316

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $66,251,096)			75,000,246

STRUCTURED NOTES 1.71%
Merrill Lynch & Co., Inc
01/29/2022(b) (c) (d)	9.580%	19,500,000	10,140,000

TOTAL STRUCTURED NOTES (Cost $19,500,000)			10,140,000

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 6.57%
Purchased Call Options 0.06%
Caterpillar, Inc.	January, 2009	$60.00	1,000	$500
Cisco Systems, Inc.	January, 2009	27.50	9,000	4,500
Freeport-McMoRan Copper & Gold, Inc.	January, 2009	115.00	1,000	500
Petroleo Brasileiro S.A.	January, 2009	60.00	2,000	5,000
Transocean, Ltd.	January, 2010	80.00	1,000	385,000

TOTAL PURCHASED CALL OPTIONS (Cost $12,286,750)				395,500

Purchased Put Options 6.51%
Oil Service HOLDRs Trust	January, 2009	160.00	3,200	27,568,000
S&P 500 Index	January, 2009	800.00	1,200	558,000
S&P 500 Index	January, 2009	830.00	1,400	1,176,000
S&P 500 Index	January, 2009	860.00	2,000	2,960,000
S&P 500 Index	February, 2009	875.00	1,500	6,330,000

TOTAL PURCHASED PUT OPTIONS (Cost $55,518,030)				38,592,000

TOTAL PURCHASED OPTIONS (Cost $67,804,780)				38,987,500

	7 day
	Yield	Shares	Value
SHORT TERM INVESTMENTS 8.53%
Dreyfus Treasury Prime Money Market Fund(e)	0.011%	46,329,606	46,329,606
Fidelity Institutional Treasury Only Portfolio(e)	0.394%	4,275,532	4,275,532

TOTAL SHORT TERM INVESTMENTS (Cost $50,605,138)			50,605,138

Total Investments* - 134.61% (Cost $1,003,936,161)			798,387,209

Liabilities in Excess of Other Assets - (34.61%)			(205,267,390)

NET ASSETS - 100.00%			$593,119,819

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Caterpillar, Inc.	January, 2009	$80.00	1,000	$(500)
Freeport-McMoRan Copper & Gold, Inc.	January, 2009	145.00	1,000	(500)
General Cable Corp.	January, 2009	17.50	120	(17,700)
Petroleo Brasileiro S.A.	January, 2009	75.00	2,000	(5,000)
Transocean, Ltd.	January, 2010	120.00	1,000	(70,000)

TOTAL CALL OPTIONS WRITTEN (Premiums received $3,069,810)				(93,700)

Put Options Written
S&P 500 Index	January, 2009	700.00	1,200	(108,000)
S&P 500 Index	January, 2009	750.00	1,400	(266,000)
S&P 500 Index	January, 2009	775.00	2,000	(590,000)
S&P 500 Index	February, 2009	750.00	1,500	(1,807,500)

TOTAL PUT OPTIONS WRITTEN (Premiums received $28,673,264)				(2,771,500)

TOTAL OPTIONS WRITTEN (Premiums received $31,743,074)				$(2,865,200)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
3M Co.	(162,500)	$(9,350,250)
Amazon.com, Inc.	(60,000)	(3,076,800)
Ashland, Inc.	(15,000)	(157,650)
Autozone, Inc.	(72,300)	(10,083,681)
Bill Barrett Corp.	(99,587)	(2,104,273)
Cie Generale d’Optique Essilor International S.A.	(24,700)	(1,152,598)
Cimarex Energy Co.	(55,573)	(1,488,245)
Citigroup, Inc.	(1,073,400)	(7,202,514)
Consolidated Edison, Inc.	(28,000)	(1,090,040)
Costco Wholesale Corp.	(132,800)	(6,972,000)
DaVita, Inc.	(900)	(44,613)
Dawson Geophysical Co.	(5,500)	(97,955)
Euro Currency Trust	(7,000)	(979,230)
Financial Select Sector SPDR	(361,600)	(4,563,392)
General Electric Co.	(1,059,904)	(17,170,445)
Genuine Parts Co.	(62,845)	(2,379,312)
iShares Dow Jones U.S. Real Estate Index Fund	(278,016)	(10,350,536)
Li & Fung, Ltd.	(464,000)	(795,066)
Nippon Steel Corp.	(910,000)	(2,911,197)
POSCO - ADR	(16,748)	(1,260,287)
Public Storage	(52,700)	(4,189,650)
Quest Diagnostics, Inc.	(22,900)	(1,188,739)
Simon Property Group, Inc.	(39,000)	(2,072,070)
Softbank Corp.	(82,400)	(1,457,112)
Sunoco, Inc.	(98,400)	(4,276,464)
Swift Energy Co.	(50,695)	(852,183)
Vertex Pharmaceuticals, Inc.	(20,600)	(625,828)

TOTAL SECURITIES SOLD SHORT (Proceeds $114,139,314)		$(97,892,130)

ADR - American Depositary Receipt

BHD - Berhad (in Malaysia; equivalent to Public Limited Company) GDR - Global Depositary Receipt

LLC - Limited Liability Company LP - Limited Partnership PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

* All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2008.

(a) Non-Income Producing Security.

(b) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2008, these securities had a total value of $11,319,713 or 1.91% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, these securities had a total value of $20,323,813 or 3.43% of net assets.

(d) Floating or variable rate security-rate disclosed as of December 31, 2008.

(e) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2008
Gross appreciation (excess of value over tax cost)	$24,987,869
Gross depreciation (excess of tax cost over value)	(262,315,980)
Net unrealized depreciation	$(237,328,111)
Cost of investments for income tax purposes	$1,035,715,320

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

December 31, 2008 (Unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Opportunities Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

There were no outstanding foreign currency contracts for the Fund as of December 31, 2008.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of December 31, 2008, securities which have been fair valued represented 1.91% of the Fund’s net assets.

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008.

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$720,520,295	$(100,757,330)
Level 2 - Other Significant Observable Inputs	77,866,914	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$798,387,209	$(100,757,330)

* Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 3/31/08	$2,250,000
Realized gain/(loss)	(1,950,000)
Change in unrealized appreciation/(depreciation)	—
Net purchases/(sales)	(300,000)
Transfers in and/or out of level 3	—
Balance as of 12/31/08	$—

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 12% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 12% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2008 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	12,000	$3,315,791
Positions opened	9,223	6,233,767
Options expired	—	—
Options closed	(16,103)	(6,479,748)

Outstanding, December 31, 2008	5,120	$3,069,810
Market Value, December 31, 2008		$(93,700)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	18,600	$9,781,050
Positions opened	30,300	40,894,919
Options exercised	(24,324)	(12,308,566)
Options expired	(16,600)	(8,379,265)
Options closed	(1,876)	(1,314,874)

Outstanding, December 31, 2008	6,100	$28,673,264
Market Value, December 31, 2008		$(2,771,500)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

2.  Recent Accounting Pronouncements: In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 2, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 2, 2009